Debt and Derivative Instruments - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Dec. 18, 2019 USD ($)	Jul. 31, 2019	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) Installment		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 24, 2019 USD ($)
Debt Instrument [Line Items]
Assets				$ 5,202,617,000		$ 4,768,769,000	$ 4,401,252,000
Write off of unamortized debt issuance cost				0			84,000
Fair value liability of interest rate cap, collar and swap				13,778,000		3,639,000
Fair value asset of interest rate cap, collar and swap				135,000		$ 5,555,000
Notional amounts				1,030,500,000
Interest rate swaps
Debt Instrument [Line Items]
Notional amounts				110,000
Designated | Interest rate swaps
Debt Instrument [Line Items]
Estimated amount to be reclassified from AOCI to interest expense				210,000
Designated | Amortizing | Interest rate swaps
Debt Instrument [Line Items]
Notional amounts				$ 110,000,000
TL | Minimum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate				1.50%
TL | Maximum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate				2.00%
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 1,200,000,000
Advance rate for finance lease containers				80.00%		80.00%
Debt conversion extended due date		Jul. 23, 2022
Final Maturity		Jul. 23, 2026		Jul. 31, 2026	[1]
LIBOR plus interest rate		1.75%
Write off of unamortized debt issuance cost							$ 6,516,000
Repayments of debt				$ 159,480,000
TMCL II Secured Debt Facility | TMCL
Debt Instrument [Line Items]
Amount of borrowing based upon asset				692,483,000
Assets				$ 920,170,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
Final Maturity				Sep. 30, 2023
Amount of borrowing based upon asset				$ 1,419,454,000
Write off of unamortized debt issuance cost						$ 529,000
Repayments of debt				122,910,000
Letters of credit outstanding, amount				0		$ 0
TL Revolving Credit Facility | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 1,500,000,000
Interest payment terms				The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 2023 when all borrowings are due in full.
Advance rate for finance lease containers				83.00%		83.50%
TL Revolving Credit Facility | TL | Minimum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate				2.00%
Write off of unamortized debt issuance cost			$ 529,000
TL Revolving Credit Facility | TL | Maximum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate				2.50%
TL Revolving Credit Facility | TL | Letter of Credit
Debt Instrument [Line Items]
Aggregate maximum commitment amount on letters of credit facility				$ 25,000,000
TL Revolving Credit Facility II
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 190,000,000
Interest payment terms				TL Revolving Credit Facility II provided for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings were due in full.
Repayments of debt			167,000,000
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 190,000,000
Final Maturity				Dec. 31, 2021
LIBOR plus interest rate				1.95%
Assets				$ 204,235,000
Advance rate for finance lease containers				80.00%		80.00%
TAP Funding Revolving Credit Facility | Tap Funding Limited
Debt Instrument [Line Items]
Assets				$ 157,603,000
TL 2019 Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 160,000,000
Final Maturity	Dec. 23, 2026			Dec. 31, 2026
Debt instrument, term	7 years
Percentage bearing fixed interest				3.50%
Number of installment | Installment				84
Proceeds from line of credit				$ 158,655,000
TL Term Loan
Debt Instrument [Line Items]
Repayments of debt			332,000,000
Debt instrument, term				5 years
Bonds issued				$ 500,000,000
Write off unamortized debt issuance costs and bond discounts			$ 352,000
TL Term Loan | Minimum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate				1.58%
TMCL VI Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 300,000,000
Final Maturity				Feb. 28, 2038
Amount of borrowing based upon asset				$ 252,122,000
Assets				$ 352,148,000
Interest payment terms				TMCL VI was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the TMCL VI Term Loan.
Advance rate for finance lease containers				77.10%		77.10%
TMCL V 2017-1 Bonds
Debt Instrument [Line Items]
Final Maturity				May 31, 2042
Assets				$ 322,401,000
Percentage bearing fixed interest				3.91%		3.91%
Principal amortization per year				$ 420,000,000
Target final payment date start				May 20, 2026
Target final payment date end				May 20, 2042
Bonds issued, percentage of par value				75.20%		75.20%
TMCL V 2017-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 350,000,000
TMCL V 2017-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 70,000,000
TMCL V 2017-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term				9 years
TMCL V 2017-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term				25 years
TMCL V 2017-2 Bonds
Debt Instrument [Line Items]
Final Maturity				Jun. 30, 2042
Assets				$ 402,722,000
Percentage bearing fixed interest				3.73%		3.73%
Principal amortization per year				$ 500,000,000
Target final payment date start				Jun. 20, 2026
Target final payment date end				Jun. 20, 2042
Bonds issued, percentage of par value				77.60%		77.60%
TMCL V 2017-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 416,000,000
TMCL V 2017-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 84,000,000
TMCL V 2017-2 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term				9 years
TMCL V 2017-2 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term				25 years
TMCL V's
Debt Instrument [Line Items]
Assets				$ 979,498,000
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
Final Maturity				Jul. 31, 2043
Assets				$ 230,477,000
Advance rate for finance lease containers				80.60%		82.50%
Percentage bearing fixed interest				4.14%		4.14%
Principal amortization per year				$ 259,100,000
Bonds issued, discount				$ 3,124,000
Number of quarterly installments				Both principal and interest incurred were payable monthly in arrears.
Anticipated repayment date				2025-07
Legal final payment				2043-07
TMCL VII 2018-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 250,000,000
Bonds issued, percentage of par value				98.82%
TMCL VII 2018-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 9,100,000
Bonds issued, percentage of par value				98.14%
TMCL VII 2018-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term				7 years
TMCL VII 2018-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term				25 years
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Final Maturity				Apr. 30, 2044
Assets				$ 329,908,000
Advance rate for finance lease containers				82.60%
Percentage bearing fixed interest				4.02%
Principal amortization per year				$ 350,000,000
Anticipated repayment date				2026-10
Legal final payment				2044-04
TMCL VII 2019-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued								$ 328,900,000
TMCL VII 2019-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued								$ 21,100,000
TMCL VII 2019-1 Bonds | Minimum
Debt Instrument [Line Items]
Scheduled payment term				7 years 6 months
TMCL VII 2019-1 Bonds | Maximum
Debt Instrument [Line Items]
Scheduled payment term				25 years
TMCL VII’s
Debt Instrument [Line Items]
Assets				$ 713,593,000

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.